Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 39,440	$ 56,100	$ 50,354
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial loss from defined benefit plans	(898)	(2,696)	(416)
Share in other comprehensive income (loss) of joint venture	104
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Gain from derivative instruments, net			9
Unrealized gain (loss) from available-for-sale financial assets	144	30	102
Amounts transferred to the statement of profit or loss for sale of available-for-sale financial assets	(94)	16	(300)
Exchange differences on translation of foreign operations	41,599	1,667	(3,726)
Total other comprehensive income (loss), net of tax	40,855	(983)	(4,331)
Total Comprehensive income	80,295	55,117	46,023
Total comprehensive income attributable to:
Equity holders of the Company	30,354	21,948	17,693
Redeemable non-controlling interests	7,836	2,020	864
Non-controlling interests	42,105	31,149	27,466
Total comprehensive income	$ 80,295	$ 55,117	$ 46,023